SHORT-TERM BORROWINGS - Short-term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 2,238		$ 2,255	$ 2,255
Accounts receivable securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	650			650
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 1,588	$ 1,223		$ 1,605	$ 1,177	$ 935	$ 746